Details of the Statements of Profit or Loss and Other Comprehensive Income (Loss)	12 Months Ended
Dec. 31, 2017
Details Of Statements Of Profit Or Loss And Other Comprehensive Income Schedule Of Costs And Depreciation Details
Details of the Statements of Profit or Loss and Other Comprehensive Income (Loss)
Note 18 - Details of the Statements of Profit or Loss and Other Comprehensive Income (Loss)

A.	Financing income and expenses:

1.	Financing income

	For the year ended December 31
	2017	2016	2015
	€ in thousands
Interest income	1,333	263	235
Change in fair value of derivatives, net	-	636	3,192
Forward gain	-	-	1,826
Total financing income	1,333	899	5,253

2.	Financing expenses

	For the year ended December 31
	2017	2016	2015
	€ in thousands
Change in fair value of derivatives	3,156	-	-
Swap interest	110	607	401
Debentures interest and related expenses	2,753	1,990	2,206
Interest on loans	776	504	324
Loss from exchange rate differences, net	3,586	81	98
Bank charges and other commissions	180	151	148
Total financing expenses	10,561	3,333	3,177

B.	Operating Costs and Depreciation

	For the year ended December 31
	2017	2016	2015
	€ in thousands
Depreciation	4,518	4,411	4,428
Professional services	210	104	106
Annual rent	267	233	235
Operating and maintenance services	1,574	1,287	1,348
Insurance	203	194	197
Other	295	264	685
Total operating costs	7,067	6,493	6,999

C.	General and administrative expenses

	For the year ended December 31
	2017	2016	2015
	€ in thousands
Salaries and related compensation	1,030	1,027	1,313
Professional services	1,255	1,480	1,455
Other	135	(475)	(440)
Total general and administrative expenses	2,420	2,032	2,328

D.	Other income (expense), net

	For the year ended December 31
	2017	2016	2015
	€ in thousands
Other income in connection with the Erez electricity pumped storage project (see Note 6)	18	56	14
Reevaluation of option to acquire additional shares	-	-	4
Other	-	34
Total other income, net	18	90	18

E.	Revenues

	For the year ended December 31
	2017	2016	2015
	€ in thousands
Revenues from the sale of solar electricity	13,150	11,632	12,446
Revenues from the sale of gas and power produced by anaerobic digestion plants	303	-	-
Revenues from concessions project	183	-	-
Total Revenues	13,636	11,632	12,446